Taxation - Schedule of Income Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Expense Reconciliation [Abstract]
Income/(loss) before income tax	¥ (39,353)	$ (5,493)	¥ 13,372
Income tax expense/(benefit) computed at PRC statutory tax rate	(9,838)		3,343
Tax effects of:
-Tax rate differential not subject to PRC income tax	14,521		1,165
-Permanent difference	(14,357)		(7,501)
-Change in valuation allowance	9,755		3,066
-Late payment surcharge on uncertain tax position	(252)		(3,247)
-Others			135
Total income tax benefit	¥ (171)	$ (24)	¥ (3,039)